International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses:
Interest expense (Debentures)	$ 5,392	$ 4,600	$ 4,099
Income before federal income taxes and equity in undistributed net income of subsidiaries	221,642	197,003	206,842
Income tax expense	64,206	63,071	70,116
Net income	157,436	133,932	136,726
Parent Company
Income:
Dividends from subsidiaries	64,600	84,432	51,575
Interest income on notes receivable		2	7
Interest income on other investments	8,100	8,958	5,738
Other	26	255	3,442
Total income	72,726	93,647	60,762
Expenses:
Interest expense (Debentures)	5,392	4,600	4,099
Other	5,648	3,637	3,037
Total expenses	11,040	8,237	7,136
Income before federal income taxes and equity in undistributed net income of subsidiaries	61,686	85,410	53,626
Income tax expense	(2,076)	311	386
Income before equity in undistributed net income of subsidiaries	63,762	85,099	53,240
Equity in undistributed net income of subsidiaries	93,674	48,833	83,486
Net income	$ 157,436	$ 133,932	$ 136,726